Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Tricon American Homes LLC

15771 Red Hill Ave

Suite 100

Tustin, CA 97280

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Tricon American Homes LLC (the “Company,” as the engaging party), Deutsche Bank Securities Inc., BofA Securities, Inc., Mizuho Securities USA LLC, Morgan Stanley & Co. LLC, and Nomura Securities International Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included on the Initial Data Tape and the Final Data Tape (as defined below) with respect to the TCN 2023-SFR2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included on the Initial Data Tape and the Final Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for Procedure 1, the Specified Parties agreed on a sample size of 440 Properties, which the Specified Parties instructed us to randomly select from the initial pool of 1,689 assets on the Initial Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

In connection with the Transaction, for Procedure 4, the Specified Parties have requested that the procedures be performed on the entire pool of assets on the Final Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

PricewaterhouseCoopers LLP, 655 New York Ave, NW, Suite 1100, Washington DC, 20001
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the Loan Agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.
•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.
•	The phrase “Property Cut-Off Date” refers to August 31, 2023.
•	The phrase “Data Room” refers to the website StructuredFN and SharePoint, used by the Company to store the Source Documents used for the purposes of our procedures.
•	The phrase “MTM” refers to Properties that are leased on a month-to-month basis.
•	The phrase “Lease Review Period” refers to information provided by the Company from October 12, 2023 to October 13, 2023.
•	The phrase “Sample Attributes” refers to the Lease Start Date, Acquisition Type, Lease End Date, Acquisition Date, Actual Base Rent (Per Month), and Purchase Price per Contract / Bid Receipt data attributes.
•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 2.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “TCN 2023-2 Preliminary Data Tape (Cutoff 8.31.2023) for PWC 10.11.23.xlsx”, containing the Specified Attributes, and other data attributes, as of the Property Cut-Off Date for the initial pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Initial Data Tape”);
•	An electronic data file labeled “TCN 2023-2 Final Data Tape (Cutoff 8.31.2023).xlsx”, containing the Specified Attributes, and other data attributes, as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);
•	An electronic data file labeled “2023-2 MTM Resident Ledgers.zip” containing resident ledgers from the Company’s property management system evidencing the transaction history of the Month-to-Month Sample Properties (as defined below) (the “MTM Support File”);
•	Certain lease and property purchase documentation relating to the Properties that were made available in the Data Room or via email, as applicable (the “Source Documents”); and
•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:
○	An electronic data file labeled “TCN Securitization BPO Order 09012023 - Results Update.xlsx” (the “BPO Results File”);
○	An electronic data file labeled “TCN 2023-2 Cost Basis GL Detail Clean.xlsx” (the “Purchase Price File”);
○	An electronic data file labeled “TCN 2023-2 HOA Data.xlsx” (the “HOA Support File”);
○	An electronic data file labeled “TCN 2023-2 MSA Mapping.xlsx” (the “MSA Mapping File”);
○	An electronic data file labeled “TCN 2023-2 HAP Income.xlsx” (the “HAP File”);

○	An electronic data file labeled “TCN 2023-2 Delinquency.xlsx” (the “Delinquency File”);
○	An electronic data file labeled “TCN 2023-2 Underwriting Assumptions.xlsx” (the “Underwriting Assumptions File”); and
○	An electronic data file labeled “TCN 2023-2 Validation Report.xlsx” (the “Validation Report”).

Procedures Performed

Procedure 1	Using the Initial Data Tape, the Specified Parties instructed us to randomly select 440 Properties (the “Sample Properties”) from the 1,689 Properties represented on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company prior to the expiration of the Lease Review Period. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes on the Initial Data Tape for the Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Included on Final Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
9	Yes	Acquisition Type	Portfolio	Non-Trustee
18	Yes	Acquisition Type	Portfolio	Non-Trustee
27	Yes	Purchase Price Per Contract / Bid Receipt	$60,200.00	$74,000.00
32	Yes	Acquisition Date	July 10, 2013	December 18, 2012
33	Yes	Acquisition Date	July 10, 2013	December 18, 2012
86	Yes	Acquisition Type	Non-Trustee	Trustee Sale
89	Yes	Acquisition Type	Portfolio	Non-Trustee
91	Yes	Acquisition Type	Portfolio	Non-Trustee
93	Yes	Acquisition Type	Portfolio	Non-Trustee
94	Yes	Acquisition Type	Portfolio	Non-Trustee
120	Yes	Acquisition Type	Portfolio	Non-Trustee
121	Yes	Acquisition Type	Portfolio	Non-Trustee
122	Yes	Acquisition Type	Portfolio	Non-Trustee
123	Yes	Acquisition Type	Portfolio	Non-Trustee
128	Yes	Acquisition Type	Portfolio	Non-Trustee
129	Yes	Acquisition Type	Portfolio	Non-Trustee
130	Yes	Acquisition Type	Portfolio	Non-Trustee
137	Yes	Lease Start Date	September 2, 2023	September 2, 2022
137	Yes	Lease End Date	September 1, 2024	September 1, 2023

#	Included on Final Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
137	Yes	Actual Base Rent (Per Month)	$1,533.00	$1,427.99
299	Yes	Acquisition Type	Portfolio	Non-Trustee
300	Yes	Acquisition Type	Portfolio	Non-Trustee
301	Yes	Acquisition Type	Portfolio	Non-Trustee
302	Yes	Acquisition Type	Portfolio	Non-Trustee
306	Yes	Acquisition Type	Portfolio	Non-Trustee
307	Yes	Acquisition Type	Portfolio	Non-Trustee
308	Yes	Acquisition Type	Portfolio	Non-Trustee
309	Yes	Acquisition Type	Portfolio	Non-Trustee
310	Yes	Acquisition Type	Portfolio	Non-Trustee
311	Yes	Acquisition Type	Portfolio	Non-Trustee
334	Yes	Acquisition Type	Portfolio	Non-Trustee
378	Yes	Acquisition Type	Portfolio	Non-Trustee
412	Yes	Acquisition Type	Portfolio	Non-Trustee
427	Yes	Acquisition Type	Portfolio	Non-Trustee
430	No	Acquisition Type	Non-Trustee	No settlement statement, bid receipt, or purchase agreement was able to be provided for this property.
430	No	Acquisition Date	September 16, 2014	No settlement statement, bid receipt, or purchase agreement was able to be provided for this property.
430	No	Purchase Price Per Contract / Bid Receipt	$67,900.00	No settlement statement, bid receipt, or purchase agreement was able to be provided for this property.
432	Yes	Acquisition Type	Portfolio	Non-Trustee
437	Yes	Acquisition Type	Portfolio	Non-Trustee

Procedure 2	On the Final Data Tape, we identified 85 Properties where the Month to Month data attribute was equal to “Yes”. Of these 85 Properties, 26 of the Properties (the “Month-to-Month Sample Properties”) were part of the Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception for the Month-to-Month Sample Properties:

a)	the Lease Status data attribute is equal to “Leased” within the Final Data Tape;

b)	the Lease End Date Sample Attribute is prior to the Property Cut-Off Date; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of August 2023.

Procedure 3	For each of the Sample Properties included on the Final Data Tape provided by the Company, we performed the following procedures:

a)	For each Sample Attribute relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value on the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences above the tolerances in Exhibit 1.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

Procedure 4	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented on the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure on the Final Data Tape, and we either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values on the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit, or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included on the Initial Data Tape or the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

November 6, 2023

Washington, DC

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month to Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the end of the Lease Review Period and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the Month to Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the end of the Lease Review Period, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Leased”, we compared the Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Lease End Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease End Date procedure, for Properties where the Month to Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the end of the Lease Review Period and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the Month to Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the end of the Lease Review Period, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Lease Status data attribute equals “Leased”, we compared the Lease End Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Actual Base Rent (Per Month)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month to Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the end of the Lease Review Period and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the Month to Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the end of the Lease Review Period, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Leased”, we compared the Actual Base Rent (Per Month) Sample Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type Sample Attribute to “Portfolio”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type Sample Attribute to “Trustee Sale”.

3)	If a purchase agreement, settlement statement, or recorded deed is available for the applicable property and only one property is listed in that purchase agreement, settlement statement, or recorded deed, compared the Acquisition Type Sample Attribute to “Non Trustee”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 1 month

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Date Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a recorded deed is available, compared the Acquisition Date Sample Attribute to information available in the recorded deed. If a recorded deed is not available, then

3)	If a bid receipt is available, compared the Acquisition Date Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

4)	If a purchase agreement is available, compared the Acquisition Date Sample Attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price per Contract / Bid Receipt

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compared the Purchase Price per Contract / Bid Receipt Sample Attribute to information available in the settlement statement, less any “seller credit” or “repair credit” amounts shown on the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the Purchase Price per Contract / Bid Receipt Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the Purchase Price per Contract / Bid Receipt Sample Attribute to information available in the purchase agreement.

4)	If multiple properties are listed on either the purchase agreement, settlement statement, recorded deed or bid receipt, and the relevant purchase price information is not disaggregated at the property level, then compared the Purchase Price per Contract / Bid Receipt Sample Attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Data Field	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property Address Line 1)	The property address in the BPO Results File was compared to the Address for the Property in the Final Data Tape without regard to punctuation or abbreviations.
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property City)	The city in the BPO Results File was compared to the City for the Property in the Final Data Tape without regard to punctuation or abbreviations.
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property State)
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property Zip Code)
MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	MSA Mapping File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report (Property Type)
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report (Property Type)
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report (Swimming Pool?)
HOA?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Support File
Closing and Other Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File

Data Field	Procedure	Calculation	Data File(s)	Comments
Acquisition Basis	Recalculate and compare	Recalculation: Purchase Price per Contract / Bid Receipt + Closing and Other Costs	Final Data Tape (Purchase Price per Contract / Bid Receipt, Closing and Other Costs)
Actual Rehab Cost	Final Data Tape to Supplemental Data File electronic comparison	n/a	Purchase Price File
All in Cost (Purchase Price)	Recalculate and compare	Recalculation: Acquisition Basis + Actual Rehab Cost	Final Data Tape (Acquisition Basis and Actual Rehab Cost)
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (As-Is Market Value)
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Order Complete Date)
Lease Term	Recalculate and compare	Recalculation: (Lease End Date - Lease Start Date) / 30	Final Data Tape (Lease End Date and Lease Start Date)
Section 8?	Final Data Tape to Supplemental Data File electronic comparison	n/a	HAP File	A Property was considered to be a Section 8 Property if the value in the “Rental Income - HAP” field in the HAP File was greater than $0.
Delinquent?	Recalculate and compare	Recalculation: Delinquent if a) Property shows a Lease Status of “Leased”, and b) the amount of any delinquent balances outstanding for more than 30 days less any prepayments is greater than $499.99.	Delinquency File Final Data Tape (Lease Status)	Value of “Current” was calculated for vacant Properties.
Total Rent (per Month)	Recalculate and compare	Recalculation: Actual Base Rent (per Month) + Other Rental Income (per Month)	Final Data Tape (Actual Base Rent (per Month) and Other Rental Income (per Month))
GPR Annual	Recalculate and compare	Recalculation: For vacant properties: Underwritten Rent (per Month) * 12 For leased properties: Actual Base Rent (per Month) * 12	Final Data Tape (Lease Status, Underwritten Rent (per Month), and Actual Base Rent (per Month))

Data Field	Procedure	Calculation	Data File(s)	Comments
Other Income Annual	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File (Other Annual Income) Final Data Tape (Market)
Total Gross Revenue	Recalculate and compare	Recalculation: GPR Annual + Other Income Annual	Final Data Tape (GPR Annual and Other Annual Income)
Effective Rent	Recalculate and compare	Recalculation: Total Gross Revenue * (1- Market Vacancy)	Final Data Tape (Total Gross Revenue and Market Vacancy)
Property Management Expense	Recalculate and compare	Recalculation: Effective Rent * “Property Management Expense”	Underwriting Assumptions File (Property Management Expense) Final Data Tape (Effective Rent and Market)
Property Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report (Underwritten Property Tax (Annual))
HOA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report (Underwritten HOA (Annual))
Insurance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Validation Report (Underwritten Insurance (Annual))
Maintenance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File (Maintenance) Final Data Tape (Market)
Lease-Up/Marketing	Recalculate and compare	Recalculation: GPR Annual * “Lease-Up/Marketing” * (1 - “Turnover Rate”)	Underwriting Assumptions File (Lease-Up/Marketing and Turnover Rate) Final Data Tape (GPR Annual and Market)
Turnover	Recalculate and compare	Recalculation: “Turnover” * (1 - “Turnover Rate”)	Underwriting Assumptions File (Turnover and Turnover Rate) Final Data Tape (Market)

Data Field	Procedure	Calculation	Data File(s)	Comments
Other Expense	Recalculate and compare	Recalculation: Effective Rent * “Other Expense”	Underwriting Assumptions File (Other Expense) Final Data Tape (Effective Rent and Market)
Net Operating Income	Recalculate and compare	Recalculation: Effective Rent – Property Management Expense – Property Taxes – HOA – Insurance - Maintenance – Lease-Up / Marketing – Turnover – Other Expense	Final Data Tape (Effective Rent, Property Management Expense, Property Taxes, HOA, Insurance, Maintenance, Lease-Up/Marketing, Turnover, and Other Expense)
Capex Reserve	Final Data Tape to Supplemental Data File electronic comparison	n/a	Underwriting Assumptions File (Capex Reserve) Final Data Tape (Market)
Underwritten Net Cash Flow	Recalculate and compare	Recalculation: Net Operating Income - Capex Reserve	Final Data Tape (Net Operating Income and Capex Reserve)